NOVEMBER 30, 2002

SEMIANNUAL REPORT

INVESCO MONEY MARKET FUNDS, INC.

CASH RESERVES FUND
TAX-FREE MONEY FUND
U.S. GOVERNMENT MONEY FUND



[INVESCO ICON] INVESCO(R)

[PHOTOGRAPH OF RAY CUNNINGHAM OMITTED]

A HAVEN AND SMART CASH MANAGEMENT TOOL IN ONE

FELLOW SHAREHOLDER:

The long months of market volatility have provided challenges for every investor. Yet it is this kind of environment that underscores the value of investing at least a portion of your portfolio in money market funds, which provide both a short-term savings vehicle and a haven against market volatility.

I'd like to reiterate our approach to money market management by providing some insight into our different investment alternatives.

o CASH RESERVES FUND provides competitive current yields from a diversified portfolio of short-term obligations, as well as convenient access to your money through free check writing. (Checks are subject to a minimum amount of $500.)

o TAX-FREE MONEY FUND helps you shelter earnings from federal taxes by investing in the debt obligations of states and municipalities. (Income may be subject to state and local taxes, as well as the federal Alternative Minimum Tax.)

o U.S. GOVERNMENT MONEY FUND is designed for investors who are primarily concerned with safeguarding their principal, and invests in securities backed by the federal government and its agencies. This fund offers the highest credit quality of all INVESCO money market alternatives.

o TREASURER'S MONEY MARKET RESERVE FUND and TREASURER'S TAX-EXEMPT RESERVE FUND provide potentially low-cost, higher-yield money market options for institutions and individuals with more than $100,000 to invest. The expense ratio of the two Treasurer's Funds is fixed at 0.25%, which is extremely competitive. (Treasurer's Tax-Exempt Reserve Fund income may be subject to state and local taxes, as well as the federal Alternative Minimum Tax.)

Remember, money market funds are not insured or guaranteed by the federal government, Federal Deposit Insurance Corporation or any other government agency. And, while the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds. Nonetheless, we believe these investment alternatives provide investors with a low-risk and increasingly convenient cash management tool that offers both flexibility and protection against market volatility.

Sincerely,

/s/ Ray Cunningham
Ray Cunningham
President and CEO, INVESCO Funds Group, Inc.

"WITH THE COMBINATION OF AN ACCOMODATIVE MONETARY POLICY, LOW INFLATION AND INTEREST RATES, RELATIVELY LOW UNEMPLOYMENT, AND A CONTINUING EXPANSIVE FISCAL POLICY, GROWTH SHOULD PICK UP IN 2003."

-- SEE PAGE 6



TABLE OF CONTENTS

LETTER FROM THE PRESIDENT & CEO......................1
MARKET HEADLINES.....................................3
AN INTERVIEW WITH LYMAN MISSIMER.....................5
INVESTMENT HOLDINGS..................................7
FINANCIAL STATEMENTS................................15
NOTES TO FINANCIAL STATEMENTS.......................22
FINANCIAL HIGHLIGHTS................................25

FOR THE LATEST YIELD INFORMATION, CALL US AT 1-800-525-8085 OR VISIT OUR WEB SITE AT INVESCOFUNDS.COM.

MARKET HEADLINES

"THE PREVAILING PESSIMISM IN THE MARKET SPURRED A BROAD "FLIGHT-TO-QUALITY," AS INVESTOR APPETITE FOR RISK WITHERED."

MARKET OVERVIEW

JUNE 2002 THROUGH NOVEMBER 2002

Uncertainty persisted during the six-month period ended November 30, 2002, as investors were fed a steady diet of unnerving developments. Early on, extreme pessimism stemming from lackluster corporate profits, insider-trading scandals, the ongoing corporate accounting quagmire, and the terrorist threat kept investors on their heels. As the summer unfolded, the Bush administration began seeking support for an attack on Iraq, which only added to the market's anxieties.

During the first three weeks of July, stocks endured a sharp sell-off, and the major market indexes broke through their previous lows that had been set in the days immediately following 9/11. The selling during July was so widespread and indiscriminate that some observers wondered if the bear market had finally found its bottom. As the month progressed, this speculation gained momentum, fueling a sharp (albeit choppy) rally that started during the last week of July and lasted into August.

There were reasons for optimism. For one, second calendar quarter corporate earnings reports generally exceeded depressed expectations. And government regulators appeared to be taking steps to restore public confidence in corporate accounting, notably by mandating that the top executives of America's largest companies certify under oath that their financial statements legitimately reflect the health of their businesses. Corporate America also took steps to win back public trust when several high-profile companies announced they would treat option compensation as an expense.

However, by the end of August, the rally stalled in response to a torrent of tepid economic data. Additionally, anxiety over the approaching anniversary of 9/11 and increased press coverage of the U.S.'s intentions toward Iraq further dampened the mood.

The prevailing pessimism in the market spurred a broad "flight-to-quality," as investor appetite for risk withered. Consequently, bonds, as they have for most of the past two years, continued to rally, particularly higher-quality bonds and those with shorter maturities. As a result of this rotation, interest rates trended lower and the yield curve steepened. Many economists and market observers called for the Federal Reserve, which had not lowered interest rates since December of 2001, to ease liquidity again.

The gloom only deepened in September. Third-quarter pre-announcements of earnings shortfalls were prevalent, and forward-looking earnings projections were also generally bleak. Meanwhile, economic news offered little respite from the negative headlines, and a labor dispute kept West Coast dockworkers from unloading cargo, resulting in a port lockout and mild inventory disruptions. All the while, the U.S.'s aggressive stance toward Iraq continued, fueling worries that war could break out soon. These developments only heightened the sense of uncertainty that had persisted all year. September closed out the worst quarter for the Dow Jones Industrial Average since 1987.

During October, the market's anxieties intensified, and stocks declined further, breaking through the lows set in July. Then, on October 9, the market reversed course on the heels of several stronger-than-expected corporate earnings reports. Interestingly, the month's economic data was not clearly positive. The fact that investors chose to focus on the month's positive developments rather than the negative was significant, as it marked a substantial change in the mood of investors. This optimism persisted into November, prompting some observers to wonder whether the bear market in equities had gone into hibernation. And, although stocks remained volatile with the occasional soft trading day, the market bought on the dips rather than selling on strength, again reflecting a dramatic change in attitude.

Strong performance from the technology and telecommunications sectors provided another reason to be encouraged about the sustainability of the rally. These two groups had borne the brunt of the selling throughout the bear market. The fact that they have performed the best during the change in psychology reflects the market's renewed tolerance for risk. Indeed, the latest rally could be characterized as a "flight-from-quality," with more defensive sectors underperforming. Bonds, which have served as a countertrade to equities for the better part of two years, also retreated, in part pressured by a half-point interest rate cut by the Fed.

At the end of the period, investors were feeling better about the prospects for stocks and the economy than they did last spring. But risks persist -- specifically, the Iraqi wildcard, holiday sales, and whether the modest recovery seen during the fall will persist into 2003.

"THE FACT THAT INVESTORS CHOSE TO FOCUS ON THE MONTH'S POSITIVE DEVELOPMENTS RATHER THAN THE NEGATIVE WAS SIGNIFICANT, AS IT MARKED A SUBSTANTIAL CHANGE IN THE MOOD OF INVESTORS."

QUESTIONS & ANSWERS

AN INTERVIEW WITH TEAM LEADER LYMAN MISSIMER

RECOVERY HOPES KINDLED DESPITE VOLATILE MARKET

WHAT CONDITIONS AND EVENTS INFLUENCED OVERALL MONEY MARKET PERFORMANCE DURING THE PAST SIX MONTHS?

LYMAN MISSIMER: The downward momentum in the equity markets continued to plague the economy and the fixed-income markets. Even though the U.S. economy continued to grow, the stock market focused on the continuing corporate scandals, the concern over the quality of earnings, terrorism, and Middle East turmoil. The U.S. Treasury market continued to improve as investors looked for a haven amid the volatility of other markets. The two-year Treasury note, the most sensitive to Federal Reserve policy, declined from over 3% to below 1.75% as it became more likely that the Greenspan-led Fed would lower interest rates further.

The continued deterioration in corporate credit also negatively affected markets. As credit ratings were lowered, many companies had trouble raising money. Several large bankruptcies also negatively affected the mood and overall investor confidence. Money market participants had expected the Fed to begin raising rates by the end of the year. Instead, the central bank eased rates further as the third quarter ended. The Fed lowered the federal funds rate target by 50 basis points to 1.25% on November 6.

[PHOTOGRAPH OF LYMAN MISSIMER OMITTED]

LYMAN MISSIMER, CFA

TEAM LEADER

VICE PRESIDENT LYMAN MISSIMER III LEADS A TEAM OF MANAGERS WHO OVERSEE THE CASH RESERVES FUND, THE TAX-FREE MONEY FUND, AND THE U.S. GOVERNMENT MONEY FUND. HE JOINED AIM CAPITAL MANAGEMENT, INC., WHICH IS THE SUB-ADVISOR FOR INVESCO'S MONEY MARKET PORTFOLIOS, IN 1995 AND HAS MORE THAN 20 YEARS OF INVESTING EXPERIENCE. LYMAN EARNED HIS BACHELOR'S DEGREE FROM DARTMOUTH COLLEGE AND AN MBA FROM THE UNIVERSITY OF CHICAGO GRADUATE SCHOOL OF BUSINESS. HE IS A CHARTERED FINANCIAL ANALYST CHARTERHOLDER AND A MEMBER OF THE ASSOCIATION OF INVESTMENT MANAGEMENT RESEARCH.

WHAT MANAGEMENT DECISIONS INFLUENCED THE PERFORMANCE OF THE PORTFOLIOS?

LYMAN MISSIMER: The weighted-average maturities (WAM) of our portfolios were extended to reflect the neutral rate environment during the past six months. As we moved into the fall, and it became more likely that the Fed would indeed lower rates, the WAMs were lengthened further to lock in yields before rates fell. Also, strong credit quality was emphasized more than ever as overall corporate credit quality continued to deteriorate.

IN YOUR OPINION, WHAT CAN INVESTORS EXPECT IN THE COMING SIX MONTHS?

LYMAN MISSIMER: There is little doubt that market volatility will be with us for the foreseeable future. Because of the uncertainty caused by the Middle East turmoil and the threat of war with Iraq, it is hard to make projections about the economy with any strong conviction. However, we believe that the economic recovery will continue and that there is little chance of a retreat back into recession. With the combination of an accommodative monetary policy, low inflation and interest rates, relatively low unemployment, and a continuing expansive fiscal policy, growth should pick up in 2003.

Having said that, an unexpected event could derail confidence and perhaps push the economy back toward recession. Since the Fed has lowered the federal funds rate target so aggressively, we expect interest rates will likely rise in the future.

The Fed has now gone to a neutral balance of risks, so one could assume they are done easing in this cycle, but we know that can change. Assuming its next move is to raise rates, the timing is also almost impossible to predict. Currently, the federal funds futures market expects a move sometime in the second quarter, but the timing is dependent on geopolitical events.

AGAINST THIS EXPECTED BACKDROP, HOW WILL YOU POSITION YOUR PORTFOLIOS TO REALIZETHEIR OBJECTIVES?

LYMAN MISSIMER: We will begin to shorten the weighted-average maturities back down to the 40-day range, after having had longer maturities in an effort to capture the higher yields before the Fed eased. Assuming the economic recovery begins to strengthen, we will look to shorten the duration more, as we get closer to the date when the Fed begins a tightening cycle.

Furthermore, we will continue to keep a significant cash position to handle some of the large customer flows and to maintain adequate liquidity. Finally, we will continue to utilize higher-quality securities until the credit cycle starts to improve.

"SINCE THE FED HAS LOWERED THE FEDERAL FUNDS RATE TARGET SO AGGRESSIVELY, WE EXPECT INTEREST RATES WILL LIKELY RISE IN THE FUTURE."

INVESTMENT HOLDINGS
STATEMENT OF INVESTMENT SECURITIES
INVESCO MONEY MARKET FUNDS, INC.
NOVEMBER 30, 2002
UNAUDITED

                                                        EFFECTIVE
                                                         INTEREST         PRINCIPAL
%      DESCRIPTION                                          RATE%            AMOUNT               VALUE
--------------------------------------------------------------------------------------------------------
CASH RESERVES FUND
78.34  SHORT-TERM INVESTMENTS
20.46  US GOVERNMENT AGENCY OBLIGATIONS
       Federal Home Loan Bank, 12/2/2002                     1.21    $  200,000,000      $  199,993,389
       Freddie Mac, Medium-Term Notes, 10/27/2003            1.90        20,000,000          20,000,000
========================================================================================================
        TOTAL US GOVERNMENT AGENCY OBLIGATIONS
          (Amortized Cost $219,993,389)                                                     219,993,389
========================================================================================================
2.70   CORPORATE BONDS -- DIVERSIFIED
         FINANCIAL SERVICES
       Morgan Stanley Dean Witter Discover & Co
         Sr Medium-Term Notes, F/VR, Series C
         2/21/2003 (Amortized Cost $29,042,630)              1.62        29,000,000          29,042,630
========================================================================================================
32.89  COMMERCIAL PAPER
5.11   ASSET-BACKED SECURITIES --
         COMMERCIAL LOANS & LEASES
       Atlantis One Funding
         12/19/2002                                          1.78        40,000,000          39,964,886
         3/17/2003                                           1.62        15,000,000          14,929,585
========================================================================================================
                                                                                             54,894,471
1.77   ASSET-BACKED SECURITIES --
         CONSUMER RECEIVABLES
       FCAR Owner Trust, Series I, 3/6/2003                  1.75        15,000,000          14,932,096
       Stellar Funding Group, 12/16/2002                     1.81         4,093,000           4,089,953
========================================================================================================
                                                                                             19,022,049
3.98   ASSET-BACKED SECURITIES --
         FULLY BACKED
       Capital One Auto Finance Trust, Series 2002-B
         9/15/2003                                           1.77        17,797,215          17,797,215
       CXC LLC, 12/4/2002                                    1.78        25,000,000          24,996,342
========================================================================================================
                                                                                             42,793,557
6.05   ASSET BACKED SECURITIES --
         MULTI-PURPOSE
       Beta Finance, 6/2/2003                                1.63        15,000,000          15,073,238
       Charta Corp, 12/2/2002                                1.81        40,000,000          39,998,015
       Windmill Funding, 3/28/2003                           1.74        10,000,000           9,944,661
========================================================================================================
                                                                                             65,015,914
6.78   ASSET BACKED SECURITIES --
         TRADE RECEIVABLES
       Blue Ridge Asset Funding
         1/3/2003                                            1.81        40,000,000          39,934,847
         1/23/2003                                           1.76        20,000,000          19,948,897
       World Omni Auto Receivables Trust
         Series 2002-A, 7/15/2003                            1.88        13,059,025          13,059,025
========================================================================================================
                                                                                             72,942,769

                                                        EFFECTIVE
                                                         INTEREST         PRINCIPAL
%      DESCRIPTION                                          RATE%            AMOUNT               VALUE
--------------------------------------------------------------------------------------------------------

3.44   CONSUMER FINANCE
       National Australia Funding, 2/7/2003                  2.14       $ 7,000,000       $   6,972,157
       Old Line Funding, 12/6/2002                           1.42        30,000,000          29,994,166
========================================================================================================
                                                                                             36,966,323
5.76   DIVERSIFIED FINANCIAL SERVICES
       Enterprise Funding, 2/4/2003                          1.70        37,210,000          37,097,515
       Fortis Funding LLC, 3/27/2003                         1.62        25,000,000          24,871,735
========================================================================================================
                                                                                             61,969,250
         TOTAL COMMERCIAL PAPER
           (Amortized Cost $353,604,333)                                                    353,604,333
========================================================================================================
1.86   CERTIFICATES OF DEPOSIT -- BANKS
       HBOS Treasury Services PLC, 5/6/2003
         (Cost $20,000,000)                                  1.52        20,000,000          20,000,000
========================================================================================================
3.72   PROMISSORY NOTES -- DIVERSIFIED
          FINANCIAL SERVICES
       Goldman Sachs Group, F/VR, 2/28/2003(d)
         (Cost $40,000,000)                                  1.50        40,000,000          40,000,000
========================================================================================================
16.71  REPURCHASE AGREEMENTS
       Repurchase Agreement with State Street dated
         11/29/2002 due 12/2/2002 at 1.300%, repurchased
         at $179,609,933 (Collateralized by: Federal Home
         Loan Bank, Bonds, due 12/8/2003 at 1.760%, value
         $48,341,255; Federal Home Loan Bank, Bonds, due
         12/3/2003 at 1.700%, value $39,673,135; Federal
         Home Loan Bank, Bonds, due 12/19/2003 at 1.600%,
         value $48,263,329; and Federal Home Loan Bank,
         Bonds, due 12/12/2003 at 1.500%, value $48,206,959)
         (Cost $179,590,477)                                            179,590,477         179,590,477
========================================================================================================
78.34  TOTAL INVESTMENTS AT VALUE
         (AMORTIZED COST $842,230,829)(a)                                                   842,230,829
========================================================================================================
21.66  OTHER ASSETS LESS LIABILITIES                                                        232,855,179
========================================================================================================
100.00 NET ASSETS AT VALUE                                                               $1,075,086,008
========================================================================================================

TAX-FREE MONEY FUND
103.21 SHORT-TERM INVESTMENTS
101.39 MUNICIPAL NOTES(b)
4.23   ALABAMA
       Birmingham Med Clinic Brd, Alabama
         (LOC - AmSouth Bank), AR, Med Clinic Rev,
         UAHSF Series 1991, 12/1/2026                        1.30    $    1,300,000      $    1,300,000
========================================================================================================
6.65   COLORADO
       Denver Hlth & Hosp Auth, Colorado
         (LOC - Bank One), AR, Hlth Care Rev,
         Series 2001B, 12/1/2031                             1.30           880,000             880,000
       Smith Creek Metro Dist, Colorado (Eagle Cnty)
         (LOC - Bank of America), VR, Rev,
         Series 1997, 10/1/2035                              1.30           960,000             960,000

                                                        EFFECTIVE
                                                         INTEREST         PRINCIPAL
%      DESCRIPTION                                          RATE%            AMOUNT               VALUE
--------------------------------------------------------------------------------------------------------

       Widefield School Dist #3, Colorado (El Paso Cnty)
         (FSA Insured), FR, Gen Oblig, Ref,
         Series 2002, 12/15/2002                             1.90    $      200,000      $      200,121
========================================================================================================
                                                                                              2,040,121
5.54   FLORIDA
       Florida Edl Facils Auth (Miami-Dade Cnty)
         (Carlos Albizu Univ Proj) (LOC - Bank of America),
         VR, Rev, Series 2000, 12/1/2025                     1.20         1,700,000           1,700,000
========================================================================================================
3.26   GEORGIA
       Floyd Cnty Dev Auth, Georgia (Shorter College Proj)
         (LOC - SunTrust Bank), AR, Rev, Series 1998,
         6/1/2017                                            1.31           500,000             500,000
       Savannah Econ Dev Auth, Georgia (Home Depot Proj)
         (LOC - SunTrust Bank), AR, Exmp Facil Rev,
         Series 1995B, 8/1/2025                              1.25           500,000             500,000
========================================================================================================
                                                                                              1,000,000
16.01  ILLINOIS
       Illinois Dev Fin Auth (Inst Gas Technology Proj)
         (LOC - Harris Trust & Svgs Bank), VRD, IDR,
         Series 1999, 9/1/2024                               1.20         2,400,000           2,400,000
       Illinois Dev Fin Auth (Kindlon Partners Proj)
         (LOC - LaSalle Natl Bank), VR, Indl Proj, Rev,
         Series 1991, 5/1/2006                               1.28           300,000             300,000
       Illinois Dev Fin Auth (6 West Hubbard Street Proj)
         (LOC - LaSalle Natl Bank), F/FR, IDR,
         Series 1986, 12/1/2016                              1.85           790,000             790,000
       Kankakee, Illinois (Kankakee Cnty)(FGIC Insured),
         FR, Sewerage Ref Rev, Series 1991, 5/1/2016         1.25           250,000             260,926
       Peoria, Illinois (Easter Seal Ctr Proj)
         (LOC - Bank One), AR, Hlth Care Facil Rev,
         Series 1997, 5/1/2007                               1.28         1,050,000           1,050,000
       Schillar Park School Dist #81, Illinois (Cook Cnty)
         (FSA Insured), FR, School Ref, Series 2002A,
         12/1/2003                                           1.63           115,000             115,401
========================================================================================================
                                                                                              4,916,327
3.13   INDIANA
       Chesterton Storm Wtr Dist, Indiana  FR, Special
         Rev, Bonds of 1992, 12/1/2009                       1.70           250,000             257,500
       Newton Cnty, Indiana (Intec Group Proj)
         (LOC - LaSalle Natl Bank), A/FR, Econ Dev Rev,
         Series 1994, 9/1/2010                               1.28           500,000             500,000
       Purdue Univ Trustees, Indiana, FR, Purdue Univ
         Student Fee, Series R, 7/1/2003                     1.67           200,000             202,680
========================================================================================================
                                                                                                960,180
1.48   IOWA
       Webster Cnty, Iowa (St Edmond Proj)
         (LOC - Wells Fargo & Co), VR, Ed Facils Rev,
         Series 2000, 7/1/2020                               1.20           455,000             455,000
========================================================================================================

                                                        EFFECTIVE
                                                         INTEREST         PRINCIPAL
%      DESCRIPTION                                          RATE%            AMOUNT               VALUE
--------------------------------------------------------------------------------------------------------

2.61   KANSAS
       Kansas Dev Fin Auth (Hays Med Ctr)
         (LOC - Firstar Bank), VRD, Rev,
         Series 2000N, 5/15/2026                             1.30    $      500,000      $      500,000
       Unified Govt of Wyandotte Cnty/Kansas City, Kansas
         (MBIA Insured), FR, Gen Oblig Impt,
         Series 2002-A, 8/1/2003                             1.50           300,000             300,984
========================================================================================================
                                                                                                800,984
0.82   KENTUCKY
       Kentucky Asset/Liability Commn, FR,
         Gen Fund, TRAN, 2002 Series A,
         6/26/2003                                           1.67           250,000             251,522
========================================================================================================
0.62   LOUISIANA
       Louisiana Pub Facils Auth (Tulane Univ)
         (FGIC Insured), FR, Rev, Series 1992A-1,
         2/15/2003                                           1.65           190,000             191,594
========================================================================================================
0.92   MICHIGAN
       Lowell, Michigan (Kent Cnty) (MBIA Insured), FR,
         Elec Supply System Rev, Series 2002, 8/1/2003       1.50           130,000             131,281
       Muskegon, Michigan (Muskegon Cnty), FR, Michigan
         Transn Fund Ref, Series 2002, 6/1/2003              1.40           150,000             150,444
========================================================================================================
                                                                                                281,725
9.93   MINNESOTA
       Arden Hills, Minnesota (Presbyterian Homes Proj)
         (LOC - US Bank), VR, Hlth Care & Hsg Rev,
          Series 1999A, 9/1/2029                             1.20           550,000             550,000
          Series 1999B, 9/1/2029                             1.30           200,000             200,000
       Brooklyn Ctr, Minnesota (Brookdale Corp
         Ctr III Proj) (LOC - Firstar Bank), VRD, Rev, Ref,
         Series 2001, 12/1/2007                              1.30           900,000             900,000
       Golden Valley, Minnesota (Unicare Homes Proj)
         (LOC - Bank of America), VRD, IDR, Series 1984,
         9/1/2014                                            1.25           900,000             900,000
       Mankato, Minnesota (Highland Hills Ltd Partnership
         Proj) (LOC - US Bank) AR, Multifamily Hsg Rev,
         Ref, Series 1997, 5/1/2027                          1.30           500,000             500,000
========================================================================================================
                                                                                              3,050,000
2.81   MISSOURI
       Boone Cnty, Missouri (Boone Hosp Ctr Proj)
         (LOC - Firstar Bank), VR, Hosp Rev,
         Series 2000C, 8/15/2020                             1.20           300,000             300,000
       Branson, Missouri (Street Impt Proj) (MBIA Insured),
         FR, Tax Increment Allocation, Series 1996,
         12/1/2002                                           1.50           200,000             200,000
       Southeast Missouri Univ (MBIA Insured), FR, Hsg
         System Ref & Impt Rev, Series 1993, 4/1/2021        1.86           350,000             361,546
========================================================================================================
                                                                                                861,546

                                                        EFFECTIVE
                                                         INTEREST         PRINCIPAL
%      DESCRIPTION                                          RATE%            AMOUNT               VALUE
--------------------------------------------------------------------------------------------------------

0.66   NEVADA
       Clark Cnty School Dist, Nevada (FSA Insured), FR,
         Gen Oblig Bldg, Series July 1, 1999A, 6/15/2003     1.37    $      200,000      $      203,862
========================================================================================================
1.33   NEW JERSEY
       Gloucester Cnty, New Jersey (FGIC Insured), FR,
         Gen Oblig, Series 2001, 7/1/2003                    1.45           400,000             407,002
========================================================================================================
2.28   NORTH CAROLINA
       Durham, North Carolina, (LOC - Wachovia Bank)
         AR, Pub Impt, Series 1993, 2/1/2010                 1.30           600,000             600,000
       North Carolina Loc Govt Commn (Wake Cnty), FR,
         Gen Oblig Pub Impt, Series 1998, 3/1/2003           1.80           100,000             100,657
========================================================================================================
                                                                                                700,657
0.72   OHIO
       Ohio Pub Facils Commn (AMBAC Insured), FR,
         Higher Ed Cap Facils, Series II-1994 A,
         12/1/2002                                           1.32           220,000             220,000
========================================================================================================
1.21   OKLAHOMA
       Weatherford Pub Wks Auth, Oklahoma
         (AMBAC Insured), FR, Util Sys Rev, Ref,
         Series 2002, 1/1/2003                               1.60           370,000             370,123
========================================================================================================
1.08   OREGON
       Cent Lincoln People's Util Dist, Oregon
         (AMBAC Insured), FR, Elec System Rev, Ref,
         Series 2002, 12/1/2003                              1.50           330,000             331,631
========================================================================================================
2.15   PENNSYLVANIA
       Canon-McMillan School Dist, Pennsylvania
         (Washington Cnty) (FSA Insured), FR, Gen Oblig,
         Series C of 2002, 9/1/2003                          1.55           250,000             250,780
       Pennsylvania Infrastructure Invt Auth (Pennvest Ln
         Pool Prog), A/FR, Series 1991A,
           9/1/2009                                          1.75           200,000             210,085
           9/1/2010                                          1.65           190,000             199,727
========================================================================================================
                                                                                                660,592
0.98   SOUTH CAROLINA
       Anderson Cnty, South Carolina (Belton Inds Proj)
         (LOC - Bank of America), AR, Indl Rev,
         Series 1991A, 7/1/2004                              1.30           100,000             100,000
       Greenville Cnty, South Carolina (Greenville
         Technical College), FR, Gen Oblig
         Impt & Ref, Series 2002, 4/1/2003                   1.65           200,000             201,212
========================================================================================================
                                                                                                301,212
14.17  TENNESSEE
       Hamilton Cnty Indl Dev Brd, Tennessee
         (Trade Ctr Hotel Assoc #1 Ltd Partnership/Proj),
         (LOC - Mellon Bank), AR, IDR, Ref,
         Series 1998A, 9/1/2016                              1.35         1,400,000           1,400,000
       Hawkins Cnty Indl Dev Brd, Tennessee
         (LOC - Wachovia Bank), AR, IDR, Ref,
         1998 Series B, 10/1/2027                            1.35         1,450,000           1,450,000

                                                        EFFECTIVE
                                                         INTEREST         PRINCIPAL
%      DESCRIPTION                                          RATE%            AMOUNT               VALUE
--------------------------------------------------------------------------------------------------------

       Tullahoma Indl Dev Brd, Tennessee
         (Marine Master Proj) (LOC - AmSouth Bank),
         AR, Rev, Series 2002, 10/1/2017                     1.62    $    1,500,000      $    1,500,000
========================================================================================================
                                                                                              4,350,000
6.24   TEXAS
       Corpus Christi, Texas (FSA Insured), FR,
         Combination Tax & Muni Hotel Occupancy Tax,
         Rev, Ctfs of Oblig, Series 2002, 9/1/2003           1.40           200,000             200,000
       Katy Indpt School Dist, Texas (Fort Bend, Harris &
         Waller Cntys) (PSFG Insured), FR, Ltd Tax, Ref,
         Series 2002, 2/15/2003                              1.40           200,000             200,338
       Lubbock Indpt School Dist, Texas (Lubbock Cnty)
         (PSFG Insured), FR, Unltd Tax School Bldg &
         Ref, Series 2002, 2/15/2003                         1.60           150,000             150,428
       North East Indpt School Dist, Texas (Bexar Cnty)
         (PSFG Insured), FR, Unltd Tax School Bldg Bds,
         Series 1999, 10/1/2003                              1.58           100,000             104,056
       Northside Indpt School Dist, Texas (Bexar Cnty)
         (PSFG Insured), A/FR, Unltd Tax School Bldg Bds,
         Series 2001-A, 8/1/2003                             1.60           200,000             200,526
       San Benito Cons Indpt School Dist, Texas
         (Cameron Cnty) (PSFG Insured), FR, Unltd Tax
         School Bldg, Series 1998, 2/15/2003                 1.60           150,000             151,429
       Texas, FR, TRAN, Series 2002, 8/29/2003               1.48           600,000             605,570
       Texas A&M Univ System Brd of Regents, FR,
         Rev Fing System, Series 1997, 5/15/2003             1.50           300,000             304,093
========================================================================================================
                                                                                              1,916,440
0.98   UTAH
       Tremonton, Utah (Box Eldon Cnty)
         (La-Z-Boy Chair Proj) (LOC - Bank One), VRD,
         IDR, Series 1990, 6/1/2026                          1.28           300,000             300,000
========================================================================================================
2.44   VIRGINIA
       Stafford Cnty Indl Dev Auth, Virginia
         (Safeway Inc Proj) (LOC - Bankers Trust), AR,
         IDR, Ref, Series 1993, 6/1/2003                     1.75           750,000             750,000
========================================================================================================
0.54   WASHINGTON
       King Cnty Rural Libr Dist, Washington
         (FGIC Insured), FR, Unltd Tax Gen Oblig, Ref,
         Series 2002, 12/1/2002                              1.45           165,000             165,000
========================================================================================================
8.60   WISCONSIN
       Elkhorn Area School Dist, Wisconsin (Walworth Cnty)
         (FSA Insured), FR, Gen Oblig, Ref,
         Series 2002A, 4/1/2003                              1.35           165,000             165,354
       Sparta Area School Dist, Wisconsin (Monroe Cnty)
         (FSA Insured), FR, Gen Oblig, Ref, 3/1/2003         1.71           165,000             165,523
       Suring Pub School Dist, Wisconsin (Oconto Cnty)
         (AMBAC Insured), FR, Gen Oblig School Rev,
         4/1/2009                                            1.65           100,000             101,293

                                                        EFFECTIVE
                                                         INTEREST         PRINCIPAL
%      DESCRIPTION                                          RATE%            AMOUNT               VALUE
--------------------------------------------------------------------------------------------------------

       Wisconsin Hlth & Edl Facils Auth (Sinai Samaritan
         Med Ctr) (LOC - Marshall & Isley Bank), AR,
         Rev, Series 1994A, 9/1/2019                         1.25    $    2,208,000      $    2,208,000
========================================================================================================
                                                                                              2,640,170
       TOTAL MUNICIPAL NOTES
         (AMORTIZED COST $31,125,688)                                                        31,125,688
========================================================================================================
1.82   REPURCHASE AGREEMENTS
       Repurchase Agreement with State Street dated
         11/29/2002 due 12/2/2002 at 1.300%, repurchased
         at $559,327 (Collateralized by Freddie Mac, Notes,
         due 1/28/2004 at 3.060%, value $572,424) (Cost
         $559,266)                                                          559,266             559,266
========================================================================================================
103.21 TOTAL INVESTMENTS AT VALUE
        (AMORTIZED COST $31,684,954)(a)                                                      31,684,954
========================================================================================================
(3.21) OTHER ASSETS LESS LIABILITIES                                                           (985,188)
========================================================================================================
100.00 NET ASSETS AT VALUE                                                               $   30,699,766
========================================================================================================

U.S. GOVERNMENT MONEY FUND
99.92  SHORT-TERM INVESTMENTS
80.54  US GOVERNMENT AGENCY OBLIGATIONS
       Fannie Mae
         5/21/2003                                           1.33    $    3,000,000      $    2,981,474
       Federal Farm Credit Bank
         1/2/2003                                            1.67         4,000,000           4,000,000
         9/2/2003                                            1.85         1,610,000           1,655,029
         11/6/2003                                           1.50           300,000             309,128
       Federal Home Loan Bank
         12/2/2002                                           1.21        30,000,000          29,999,008
         2/4/2003                                            1.70           500,000             503,622
         6/11/2003                                           1.77           500,000             510,405
         6/23/2003                                           1.75           500,000             511,877
         6/24/2003                                           2.04         1,000,000           1,020,551
         7/25/2003                                           2.24         2,000,000           2,000,000
         9/2/2003                                            1.85         1,000,000           1,027,983
         10/10/2003                                          2.02         1,000,000           1,000,000
         11/4/2003                                           1.50           250,000             258,787
         11/14/2003                                          1.51           545,000             550,111
       Federal Home Loan Bank, F/VR
         Series 300, 9/15/2003                               1.71         5,000,000           4,998,034
       Freddie Mac
         4/24/2003                                           2.27         1,380,000           1,367,728
         5/15/2003                                           2.15         1,000,000           1,023,296
       Overseas Private Investment, Gtd Participation
         Certificates, VR,
          Series 2000-044A, 5/15/2015(b)                     1.32         5,700,000           5,700,000
          Series 2000-044A3, 4/1/2014(b)                     1.32         3,000,000           3,000,000
========================================================================================================
         TOTAL US GOVERNMENT AGENCY OBLIGATIONS
           (Amortized Cost $62,417,033)                                                     62,417,033
========================================================================================================

                                                        EFFECTIVE
                                                         INTEREST         PRINCIPAL
%      DESCRIPTION                                          RATE%            AMOUNT               VALUE
--------------------------------------------------------------------------------------------------------

19.38  REPURCHASE AGREEMENTS
       Repurchase Agreement with State Street dated
         11/29/2002 due 12/2/2002 at 1.300% repurchased
         at $15,021,974 (Collateralized by Freddie Mac,
         Notes, due 7/15/2004 at 3.000%, value $15,325,328)
         (Cost $15,020,347)                                          $   15,020,347      $   15,020,347
========================================================================================================
99.92  TOTAL INVESTMENTS AT VALUE
         (AMORTIZED COST $77,437,380)(a)                                                     77,437,380
========================================================================================================
0.08   OTHER ASSETS LESS LIABILITIES                                                             59,206
========================================================================================================
100.00 NET ASSET AT VALUE                                                                $   77,496,586
========================================================================================================

(a)  Also represents cost of investments for income tax purposes.

(b)  All  securities  with a maturity  date  greater than one year have either a variable  rate,  demand feature,  prerefunded,  optional or mandatory  put resulting in an effective maturity of one year or less.

The following acronyms may be used in security descriptions:

A/FR(c)  --    Adjustable/Fixed Rate
AMBAC    --    American Municipal Bond Assurance Corporation
AR(c)    --    Adjustable Rate
FGIC     --    Financial Guaranty Insurance Company
F/FR(c)  --    Floating/Fixed Rate
FR       --    Fixed Rate
FSA      --    Financial Security Assurance
F/VR(c)  --    Floating/Variable Rate
IDR      --    Industrial Development Revenue
LOC      --    Letter of Credit
MBIA     --    Municipal Bond Investors Assurance Corporation
PSFG     --    Permanent School Fund Guarantee Program
TRAN     --    Tax & Revenue Anticipation Notes
UAHSF    --    University of Alabama Health Services Foundation
VR(c)    --    Variable Rate
VRD(c)   --    Variable Rate Demand

(c) Rate is subject to change.

(d) The following is a restricted and illiquid security at November 30, 2002:

SCHEDULE OF RESTRICTED AND ILLIQUID
  SECURITIES

                                                                        VALUE AS
                                     ACQUISITION      ACQUISITION           % OF
DESCRIPTION                                 DATE             COST     NET ASSETS
--------------------------------------------------------------------------------
CASH RESERVES FUND
Goldman Sachs Group, F/VR, 2/28/2003    3/1/2002   $   40,000,000          3.72%
================================================================================

See Notes to Financial Statements

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
INVESCO MONEY MARKET FUNDS, INC.
NOVEMBER 30, 2002
UNAUDITED

                                                    CASH                TAX-FREE
                                                RESERVES                   MONEY
                                                    FUND                    FUND
--------------------------------------------------------------------------------
ASSETS
Investment Securities:
  At Cost(a)                             $   842,230,829           $  31,684,954
================================================================================
  At Value(a)                            $   842,230,829           $  31,684,954
Receivables:
  Fund Shares Sold                           240,941,577                  47,985
  Interest                                       386,251                 118,622
Prepaid Expenses and Other Assets                154,399                  29,897
================================================================================
TOTAL ASSETS                               1,083,713,056              31,881,458
================================================================================
LIABILITIES
Payables:
  Custodian                                          909                       0
  Distributions to Shareholders                   14,088                   1,463
  Investment Securities Purchased                      0               1,142,645
  Fund Shares Repurchased                      8,449,161                  21,491
Accrued Distribution Expenses
  Class A                                            606                      --
  Class B                                            452                      --
  Class C                                         26,286                      --
Accrued Expenses and Other Payables              135,546                  16,093
================================================================================
TOTAL LIABILITIES                              8,627,048               1,181,692
================================================================================
NET ASSETS AT VALUE, Applicable to
  Shares Outstanding                      $1,075,086,008           $  30,699,766
================================================================================
NET ASSETS AT VALUE:
  Investor Class                          $1,033,441,530           $  30,699,766
================================================================================
  Class A                                 $    1,260,549                      --
================================================================================
  Class B                                 $      534,355                      --
================================================================================
  Class C                                 $   39,849,574                      --
================================================================================
Shares Outstanding(b)
  Investor Class                           1,033,441,530              30,699,766
  Class A                                      1,260,549                      --
  Class B                                        534,355                      --
  Class C                                     39,849,574                      --
================================================================================
NET ASSET VALUE, Offering and Redemption
  Price per Share
  Investor Class                          $         1.00           $        1.00
  Class A                                 $         1.00                      --
  Class B                                 $         1.00                      --
  Class C                                 $         1.00                      --
================================================================================

(a) Investment securities at cost and value at November 30, 2002 include repurchase agreements of $179,590,477 and $559,266 for Cash Reserves and Tax-Free Money Funds, respectively.

(b) The INVESCO Money Market Funds, Inc. have 20 billion authorized shares of common stock, par value of $0.01 per share. Of such shares, 18.8 billion have been allocated to Cash Reserves Fund and 500 million to Tax-Free Money
     Fund: 4.7 billion to each class of Cash Reserves Fund and 500 million to Tax-Free Money Fund - Investor Class. Paid-in capital was $1,075,086,008 and $30,699,766 for Cash Reserves and Tax-Free Money Funds, respectively.

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
 (CONTINUED)
INVESCO MONEY MARKET FUNDS, INC.
NOVEMBER 30, 2002
UNAUDITED

                                                                 U.S. GOVERNMENT
                                                                           MONEY
                                                                            FUND
--------------------------------------------------------------------------------
ASSETS
Investment Securities:
  At Cost(a)                                                     $    77,437,380
================================================================================
  At Value(a)                                                    $    77,437,380
Receivables:
  Fund Shares Sold                                                        45,605
  Interest                                                               169,903
Prepaid Expenses and Other Assets                                         36,317
================================================================================
TOTAL ASSETS                                                          77,689,205
================================================================================
LIABILITIES
Payables:
  Custodian                                                                   21
  Distributions to Shareholders                                            1,317
  Fund Shares Repurchased                                                170,609
Accrued Expenses and Other Payables                                       20,672
================================================================================
TOTAL LIABILITIES                                                        192,619
================================================================================
NET ASSETS AT VALUE, Applicable to Shares Outstanding            $    77,496,586
================================================================================
Shares Outstanding(b)                                                 77,496,586
================================================================================
NET ASSET VALUE, Offering and Redemption Price per Share
  Investor Class                                                 $          1.00
================================================================================

(a) Investment securities at cost and value at November 30, 2002 includes a repurchase agreement of $15,020,347.

(b) The INVESCO Money Market Funds, Inc. have 20 billion authorized shares of common stock, par value of $0.01 per share. Of such shares, 500 million have been allocated to U.S. Government Money Fund - Investor Class. Paid-in-capital for U.S. Government Money Fund was $77,496,586.

See Notes to Financial Statements

STATEMENT OF OPERATIONS
INVESCO MONEY MARKET FUNDS, INC.
SIX MONTHS ENDED NOVEMBER 30, 2002
UNAUDITED


                                                    CASH               TAX-FREE
                                                RESERVES                  MONEY
                                                    FUND                   FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME
INTEREST INCOME                           $    8,918,544         $      251,518
================================================================================
EXPENSES
Investment Advisory Fees                       1,895,295                 82,180
Distribution Expenses - Class A                    3,672                     --
Distribution Expenses - Class B                    2,411                     --
Distribution Expenses - Class C                  185,307                     --
Transfer Agent Fees - Investor Class           1,467,707                 49,355
Transfer Agent Fees - Class A                      1,350                     --
Transfer Agent Fees - Class B                        476                     --
Transfer Agent Fees - Class C                     91,664                     --
Administrative Services Fees                     229,130                 12,396
Custodian Fees and Expenses                       61,959                  4,207
Directors' Fees and Expenses                      42,625                  7,488
Professional Fees and Expenses                    52,588                 13,056
Registration Fees and Expenses - Investor Class   55,473                  8,011
Registration Fees and Expenses - Class A              30                     --
Registration Fees and Expenses - Class B              14                     --
Registration Fees and Expenses - Class C             664                     --
Reports to Shareholders                          122,368                  3,807
Other Expenses                                    11,738                  3,380
================================================================================
  TOTAL EXPENSES                               4,224,471                183,880
  Fees and Expenses Absorbed/Reimbursed by
    Investment Adviser
      Investor Class                                   0                (43,643)
      Class A                                        (16)                    --
      Class B                                     (1,450)                    --
      Class C                                   (130,294)                    --
  Fees and Expenses Paid Indirectly                 (385)                     0
================================================================================
    NET EXPENSES                               4,092,326                140,237
================================================================================
NET INVESTMENT INCOME AND NET INCREASE IN
  NET ASSETS FROM OPERATIONS              $    4,826,218         $      111,281
================================================================================

See Notes to Financial Statements

INVESCO MONEY MARKET FUNDS, INC.
SIX MONTHS ENDED NOVEMBER 30, 2002
UNAUDITED

                                                                U.S. GOVERNMENT
                                                                          MONEY
                                                                           FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME
INTEREST INCOME                                                  $      683,966
================================================================================
EXPENSES
Investment Advisory Fees                                                192,548
Transfer Agent Fees                                                     151,707
Administrative Services Fees                                             22,329
Custodian Fees and Expenses                                               5,770
Directors' Fees and Expenses                                              9,786
Professional Fees and Expenses                                           10,489
Registration Fees and Expenses                                           12,113
Reports to Shareholders                                                  13,445
Other Expenses                                                            1,139
================================================================================
  TOTAL EXPENSES                                                        419,326
  Fees and Expenses Absorbed/Reimbursed by Investment Adviser           (90,034)
================================================================================
    NET EXPENSES                                                        329,292
================================================================================
NET INVESTMENT INCOME AND NET INCREASE IN
  NET ASSETS FROM OPERATIONS                                     $      354,674
================================================================================

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS
CASH RESERVES FUND

                                                                        SIX MONTHS                     YEAR
                                                                             ENDED                    ENDED
                                                                       NOVEMBER 30                   MAY 31
------------------------------------------------------------------------------------------------------------
                                                                              2002                     2002
                                                                         UNAUDITED
OPERATIONS AND DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income Earned and Distributed to Shareholders
  Investor Class                                                 $       4,720,020        $      17,796,534
  Class A                                                                    8,187                    4,839
  Class B                                                                    1,401                    3,283
  Class C                                                                   96,610                  420,688
============================================================================================================
                                                                 $       4,826,218        $      18,225,344
============================================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares
  Investor Class                                                 $  13,882,428,311        $  23,212,451,413
  Class A                                                               35,634,555                3,356,987
  Class B                                                                  418,736                  594,915
  Class C                                                              875,523,311            2,598,809,105
Reinvestment of Distributions
  Investor Class                                                         4,065,703               14,770,191
  Class A                                                                    3,057                    4,551
  Class B                                                                    1,000                    3,065
  Class C                                                                   51,248                  162,324
============================================================================================================
                                                                    14,798,125,921           25,830,152,551
Amounts Paid for Repurchases of Shares
  Investor Class                                                   (13,975,033,789)         (22,985,728,920)
  Class A                                                              (35,940,965)              (1,798,690)
  Class B                                                                 (294,067)                (252,742)
  Class C                                                             (887,957,908)          (2,561,512,041)
============================================================================================================
                                                                   (14,899,226,729)         (25,549,292,393)
NET INCREASE (DECREASE) IN NET ASSETS
  FROM FUND SHARE TRANSACTIONS                                        (101,100,808)             280,860,158
NET ASSETS
Beginning of Period                                                  1,176,186,816              895,326,658
============================================================================================================
End of Period                                                    $   1,075,086,008        $   1,176,186,816
============================================================================================================

                           ------------------------------------------------------

FUND SHARE TRANSACTIONS
Shares Sold
  Investor Class                                                    13,882,428,311           23,212,451,413
  Class A                                                               35,634,555                3,356,987
  Class B                                                                  418,736                  594,915
  Class C                                                              875,523,311            2,598,809,105
Shares Issued from Reinvestment of Distributions
  Investor Class                                                         4,065,703               14,770,191
  Class A                                                                    3,057                    4,551
  Class B                                                                    1,000                    3,065
  Class C                                                                   51,248                  162,324
============================================================================================================
                                                                    14,798,125,921           25,830,152,551
Shares Repurchased
  Investor Class                                                   (13,975,033,789)         (22,985,728,920)
  Class A                                                              (35,940,965)              (1,798,690)
  Class B                                                                 (294,067)                (252,742)
  Class C                                                             (887,957,908)          (2,561,512,041)
============================================================================================================
                                                                   (14,899,226,729)         (25,549,292,393)
NET INCREASE (DECREASE) IN FUND SHARES                                (101,100,808)             280,860,158
============================================================================================================

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS
 (CONTINUED)
TAX-FREE MONEY FUND

                                                                        SIX MONTHS                     YEAR
                                                                             ENDED                    ENDED
                                                                       NOVEMBER 30                   MAY 31
------------------------------------------------------------------------------------------------------------
                                                                              2002                     2002
                                                                         UNAUDITED
OPERATIONS AND DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income Earned and
  Distributed to Shareholders                                    $         111,281        $         415,165
============================================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares                                    $      19,106,914        $      75,518,443
Reinvestment of Distributions                                               98,258                  380,240
============================================================================================================
                                                                        19,205,172               75,898,683
Amounts Paid for Repurchases of Shares                                 (20,642,906)             (79,815,841)
============================================================================================================
NET DECREASE IN NET ASSETS
  FROM FUND SHARE TRANSACTIONS                                          (1,437,734)              (3,917,158)
NET ASSETS
Beginning of Period                                                     32,137,500               36,054,658
============================================================================================================
End of Period                                                    $      30,699,766        $      32,137,500
============================================================================================================

                         ---------------------------------------------------------

FUND SHARE TRANSACTIONS
Shares Sold                                                             19,106,914               75,518,443
Shares Issued from Reinvestment of Distributions                            98,258                  380,240
============================================================================================================
                                                                        19,205,172               75,898,683
Shares Repurchased                                                     (20,642,906)             (79,815,841)
============================================================================================================
NET DECREASE IN FUND SHARES                                             (1,437,734)              (3,917,158)
============================================================================================================

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS
 (CONTINUED)
U.S. GOVERNMENT MONEY FUND

                                                                        SIX MONTHS                     YEAR
                                                                             ENDED                    ENDED
                                                                       NOVEMBER 30                   MAY 31
------------------------------------------------------------------------------------------------------------
                                                                              2002                     2002
                                                                         UNAUDITED
OPERATIONS AND DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income Earned and
  Distributed to Shareholders                                    $         354,674        $       1,540,454
============================================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares                                    $     152,101,869        $   1,448,716,464
Reinvestment of Distributions                                              333,183                1,454,825
============================================================================================================
                                                                       152,435,052            1,450,171,289
Amounts Paid for Repurchases of Shares                                (150,658,687)          (1,449,830,999)
============================================================================================================
NET INCREASE IN NET ASSETS
  FROM FUND SHARE TRANSACTIONS                                           1,776,365                  340,290
NET ASSETS
Beginning of Period                                                     75,720,221               75,379,931
============================================================================================================
End of Period                                                    $      77,496,586        $      75,720,221
============================================================================================================

                          ---------------------------------------------------

FUND SHARE TRANSACTIONS
Shares Sold                                                            152,101,869            1,448,716,464
Shares Issued from Reinvestment of Distributions                           333,183                1,454,825
============================================================================================================
                                                                       152,435,052            1,450,171,289
Shares Repurchased                                                    (150,658,687)          (1,449,830,999)
============================================================================================================
NET INCREASE IN FUND SHARES                                              1,776,365                  340,290
============================================================================================================

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

INVESCO MONEY MARKET FUNDS, INC.
UNAUDITED

NOTE 1-- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. INVESCO Money Market Funds, Inc. is incorporated in Maryland and presently consists of three separate funds: Cash Reserves Fund, Tax-Free Money Fund and U.S. Government Money Fund (individually the "Fund" and collectively, the "Funds"). The investment objectives of the Funds are: to seek a high level of current income for Cash Reserves Fund; to seek a high level of current income exempt from federal income taxation for Tax-Free Money Fund; and to seek current income by investing only in debt obligations issued or guaranteed by the U.S. Government or its agencies for U.S. Government Money Fund. INVESCO Money Market Funds, Inc. is registered under the Investment Company Act of 1940 (the "Act") as a diversified, open-end management investment company.

Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Cash Reserves Fund also offers Class A, Class B and Class C shares, which are subject to a contingent deferred sales charge paid by the redeeming shareholder. Class A and Class B shares are not appropriate for direct investment and are for exchange only from other INVESCO Funds' Class A and Class B shares. Class B shares convert to Class A shares after eight years along with a pro rata portion of its reinvested dividends and distributions.

Effective April 1, 2002, the Investor Class shares are offered only to grandfathered investors who have established and maintained an account in any of the funds managed and distributed by INVESCO Funds Group, Inc. ("IFG") in Investor Class shares prior to April 1, 2002.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Securities held by the Funds are valued at their market value determined by the amortized cost method of valuation. If management believes that such valuation does not reflect the securities' fair value, or events or circumstances that may affect the value of portfolio securities are identified by the time that the net asset value per share is determined, these securities are valued at fair value as determined in good faith under procedures established by the Fund's board of directors. Restricted and illiquid securities are valued in accordance with procedures established by the Fund's board of directors.

B. REPURCHASE AGREEMENTS -- Repurchase agreements held by the Fund are fully collateralized by securities issued by the U.S. Government, its agencies or instrumentalities and such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

C. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date. Interest income, which may be comprised of stated coupon rate, market discount, original issue discount or amortized premium, is recorded on the accrual basis. The Fund amortizes discounts or premiums paid on purchases of securities to the earliest put, call or maturity date. Cost is determined on the specific identification basis.

Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security which each Fund seeks to sell. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- All of the Fund's net investment income is distributed to shareholders by dividends declared daily and paid monthly. Such dividends are automatically reinvested at the month-end net asset value, unless the shareholder requests a cash payment.

E. TAX INFORMATION -- The Fund has complied, and continues to comply, with the provisions of the Internal Revenue Code applicable to regulated investment companies and, accordingly, has made or intends to make sufficient distributions of net investment income and net realized capital gains, if any, to relieve it from all federal and state income taxes and federal excise taxes. Dividends paid by the Fund from net investment income are, for federal income tax purposes, taxable as ordinary income to shareholders.

F. EXPENSES -- Each Fund or Class bears expenses incurred specifically on its behalf and, in addition, each Fund or Class bears a portion of general expenses, based on the relative net assets of each Fund or Class.

Under an agreement between each Fund and the Fund's Custodian, certain Custodian Fees and Expenses are reduced by credits granted by the Custodian from any temporarily uninvested cash. Such credits are included in Fees and Expenses Paid Indirectly in the Statement of Operations.

NOTE 2 -- INVESTMENT ADVISORY AND OTHER AGREEMENTS. IFG serves as the Funds' investment adviser. As compensation for its services to the Funds, IFG receives an investment advisory fee which is accrued daily at the applicable rate and paid monthly. The fee is based on the annual rate of 0.50% on the first $300 million of average net assets; reduced to 0.40% on the next $200 million of average net assets; and 0.30% on average net assets in excess of $500 million.

In accordance with a Sub-Advisory Agreement between IFG and AIM Capital Management, Inc. ("AIM"), affiliated with IFG, provides that investment decisions of the Funds are made by AIM. Fees for such sub-advisory services are paid by IFG.

A master distribution plan and agreement for Cash Reserves Fund Class A, Class B & Class C shares pursuant to Rule 12b-1 of the Act (the "Plans") provides for compensation of certain promotional and other sales related costs to INVESCO Distributors, Inc. ("IDI" or the "Distributor"), a wholly owned subsidiary of IFG. Class A shares of the Fund pay compensation to IDI at a rate of 0.35% of annual average net assets. Class B and Class C shares of the Fund pay compensation to IDI at a rate of 1.00% of annual average net assets. Of these amounts, IDI may pay a service fee of 0.25% of the average net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the applicable class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose caps on the total sales charges, including asset-based sales charges, that may be paid by the respective class. Any unreimbursed expenses IDI incurs with respect to Class A and Class C shares in any fiscal year can not be recovered in subsequent years. For the six months ended November 30, 2002, amounts paid to the Distributor were as follows:

                                                  CLASS       CLASS        CLASS
FUND                                                  A           B            C
--------------------------------------------------------------------------------
Cash Reserves Fund                             $ 3,262      $2,306      $193,494

If the Class B Plan is terminated, the board of directors may allow the Class B shares to continue payments of the asset-based sales charge to the Distributor for allowable unreimbursed expenses incurred for distributing shares before the Class B Plan was terminated. The Class B Plan allows for the carry-forward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods. Distribution fees related to the Distributor for the six months ended November 30, 2002, for Class B were as follows:

                                                                DISTRIBUTOR'S    DISTRIBUTOR'S
                                                                    AGGREGATE     UNREIMBURSED
                                                                 UNREIMBURSED    EXPENSES AS %
                                              AMOUNT RETAINED        EXPENSES    OF NET ASSETS
FUND                                           BY DISTRIBUTOR      UNDER PLAN         OF CLASS
----------------------------------------------------------------------------------------------
Cash Reserves Fund - Class B Plan               $       1,884      $        0            0.00%

IFG receives a transfer agent fee from each Class at an annual rate of $29.50 per shareholder account, or, where applicable, per participant in an omnibus account, per year. IFG may pay such fee for participants in omnibus accounts to affiliates or third parties. The fee is paid monthly at one-twelfth of the annual fee and is based upon the actual number of accounts in existence during each month.

In accordance with an Administrative Services Agreement, each Fund pays IFG an annual fee of $10,000, plus an additional amount computed at an annual rate of 0.045% of average net assets to provide administrative, accounting and clerical services. The fee is accrued daily and paid monthly.

IFG has  voluntarily  agreed to absorb  and  assume  certain  fees and  expenses incurred by the Funds for the six months ended November 30, 2002. IFG is entitled to reimbursement from a Fund share class that has fees and expenses voluntarily absorbed pursuant to this arrangement if such reimbursements do not cause a share class to exceed voluntary expense limitations and the reimbursement is made within three years after IFG incurred the expense.

As of the six months ended November 30, 2002, the reimbursement that may be potentially made by the Funds to IFG and that will expire during the six months ended November 30, 2005, are as follows:

                                                INVESTOR     CLASS       CLASS       CLASS
FUND                                               CLASS         A           B           C
------------------------------------------------------------------------------------------
Cash Reserves Fund                              $      0   $    16      $1,450    $130,294
Tax-Free Money Fund                               43,643        --          --          --
U.S. Government Money Fund                        90,034        --          --          --

NOTE 3 -- TRANSACTIONS WITH AFFILIATES. Certain of the Funds' officers and directors are also officers and directors of IFG, AIM or IDI.

Each Fund has adopted an unfunded retirement plan covering all independent directors of the Fund who will have served as an independent director for at least five years at the time of retirement. Benefits under this plan are based on an annual rate as defined in the plan agreement, as amended March 1, 2001. Effective November 8, 2002, the plan provides that a director, prior to retirement, may elect to convert amounts accrued under this plan into a new deferred retirement plan.

Pension expenses for the six months ended November 30, 2002 included in Directors' Fees and Expenses in the Statement of Operations, and unfunded accrued pension costs and pension liability included in Prepaid Expenses and Accrued Expenses, respectively, in the Statement of Assets and Liabilities were as follows:

                                                                       UNFUNDED
                                                      PENSION           ACCRUED        PENSION
FUND                                                 EXPENSES     PENSION COSTS      LIABILITY
----------------------------------------------------------------------------------------------
Cash Reserves Fund                               $     18,514        $        0     $   93,792
Tax-Free Money Fund                                       506                 0          5,675
U.S. Government Money Fund                              2,002                 0         10,498

The independent directors have contributed to a deferred fee agreement plan, pursuant to which they have deferred receipt of a portion of the compensation which they would otherwise have been paid as directors of the INVESCO Funds. The deferred amounts may be invested in the shares of any of the INVESCO Funds, excluding the INVESCO Variable Investment Funds.

NOTE 4 -- INTERFUND LENDING. Each Fund is party to an interfund lending agreement between each Fund and other INVESCO sponsored mutual funds, which permit it to lend cash, at rates beneficial to the Funds. During the six months ended November 30, 2002, there were no such lendings for any Fund.

NOTE 5 -- CONTINGENT DEFERRED SALES CHARGE ("CDSC"). Class A shares may charge a 1.00% CDSC if a shareholder purchased $1,000,000 or more and redeemed these shares within 18 months from the date of purchase. Effective November 15, 2002, qualified plans investing in Class A shares may pay a 1.00% CDSC if a shareholder redeemed these shares within 12 months from the date of purchase. A CDSC is charged by Class B shares on redemptions or exchanges of shares at a maximum of 5.00% beginning at the time of purchase to 0.00% at the beginning of the seventh year. A 1.00% CDSC is charged by Class C shares on redemptions or exchanges held thirteen months or less. Shares acquired through reinvestment of dividends or other distributions are not charged a CDSC. The CDSC may be reduced or certain sales charge exceptions may apply. The CDSC is paid by the redeeming shareholder and therefore it is not an expense of the Fund. For the six months ended November 30, 2002, the Distributor received the following CDSC from Class A, Class B and Class C shareholders:

FUND                                                  CLASS A       CLASS B        CLASS C
------------------------------------------------------------------------------------------
Cash Reserves Fund                               $          0    $    2,428     $   26,858

FINANCIAL HIGHLIGHTS

CASH RESERVES FUND -- INVESTOR CLASS
-----------------------------------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                             SIX MONTHS
                                                  ENDED
                                            NOVEMBER 30                          YEAR ENDED MAY 31
-----------------------------------------------------------------------------------------------------------------------------
                                                   2002          2002          2001          2000          1999         1998
                                              UNAUDITED
PER SHARE DATA
Net Asset Value -- Beginning of Period          $  1.00       $  1.00       $  1.00       $  1.00       $  1.00      $  1.00
=============================================================================================================================
INCOME AND DISTRIBUTIONS FROM
  INVESTMENT OPERATIONS
NET INVESTMENT INCOME EARNED AND
  DISTRIBUTED TO SHAREHOLDERS(a)                   0.00          0.02          0.05          0.05          0.04         0.05
=============================================================================================================================
Net Asset Value -- End of Period                $  1.00       $  1.00       $  1.00       $  1.00       $  1.00      $  1.00
=============================================================================================================================

TOTAL RETURN                                      0.48%(b)      1.76%         5.34%         4.87%         4.45%        4.82%

RATIOS
Net Assets -- End of Period
  ($000 Omitted)                             $1,033,442    $1,121,981      $880,489      $912,135      $814,158     $766,670
Ratio of Expenses to Average Net
  Assets(c)(d)                                    0.40%(b)      0.82%         0.90%         0.91%         0.90%        0.91%
Ratio of Net Investment Income to Average
  Net Assets(d)                                   0.49%(b)      1.76%         5.14%         4.75%         4.36%        4.76%

(a)  Net Investment  Income Earned and  Distributed to  Shareholders  aggregated less than $0.01 on a per share basis for the six months ended  November 30, 2002.

(b)  Based  on  operations  for  the  period  shown  and,  accordingly,  is  not representative of a full year.

(c)  Ratio is based on Total  Expenses of the Class,  less Expenses  Absorbed by Investment  Adviser,  if  applicable, which is before any  expense  offset arrangements (which may include custodian fees).

(d)  Various  expenses  of the Class were  voluntarily  absorbed  by IFG for the years ended May 31, 2001,  2000,  1999 and 1998.  If such  expenses had not been  voluntarily  absorbed,  ratio of expenses to average net assets would have been 0.90%,  0.94%,  0.91% and 0.93%,  respectively,  and ratio of net investment income to average net assets would have been 5.14%, 4.72%, 4.35% and 4.74%, respectively.

FINANCIAL HIGHLIGHTS

CASH RESERVES FUND -- CLASS A
----------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                SIX MONTHS             YEAR          PERIOD
                                                     ENDED            ENDED           ENDED
                                               NOVEMBER 30           MAY 31          MAY 31
----------------------------------------------------------------------------------------------
                                                      2002             2002            2001(a)
                                                 UNAUDITED
PER SHARE DATA
Net Asset Value -- Beginning of Period             $  1.00          $  1.00         $  1.00
==============================================================================================
INCOME AND DISTRIBUTIONS FROM
  INVESTMENT OPERATIONS
NET INVESTMENT INCOME EARNED AND
  DISTRIBUTED TO SHAREHOLDERS(b)                      0.00             0.01            0.02
==============================================================================================
Net Asset Value -- End of Period                   $  1.00          $  1.00         $  1.00
==============================================================================================

TOTAL RETURN                                         0.34%(c)         1.32%           2.43%(c)

RATIOS
Net Assets -- End of Period ($000 Omitted)         $ 1,261          $ 1,564         $     1
Ratio of Expenses to Average Net Assets(d)(e)        0.49%(c)         1.06%           1.32%(f)
Ratio of Net Investment Income to Average
  Net Assets(e)                                      0.39%(c)         1.40%           5.41%(f)

(a)  From August 25, 2000, since inception of Class, to May 31, 2001.

(b)  Net Investment  Income Earned and  Distributed to  Shareholders  aggregated less than $0.01 on a per share basis for the six months ended  November 30, 2002.

(c)  Based  on  operations  for  the  period  shown  and,  accordingly,  is  not representative of a full year.

(d)  Ratio is based on Total  Expenses of the Class,  less Expenses  Absorbed by Investment Adviser, which is before any expense offset arrangements (which may include custodian fees).

(e)  Various expenses of the Class were voluntarily  absorbed by IFG for the six months ended  November
     30, 2002, the year ended May 31, 2002 and the period ended May 31, 2001.  If such  expenses had not been  voluntarily  absorbed, ratio of expenses to average  net assets  would have been 0.49%,  1.12%
     and 1.67%  (annualized),  respectively,  and ratio of net investment  income to average net assets would have been 0.39%,  1.34% and 5.06%  (annualized), respectively.

(f)  Annualized

FINANCIAL HIGHLIGHTS

CASH RESERVES FUND -- CLASS B
----------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                SIX MONTHS             YEAR          PERIOD
                                                     ENDED            ENDED           ENDED
                                               NOVEMBER 30           MAY 31          MAY 31
----------------------------------------------------------------------------------------------
                                                      2002             2002            2001(a)
                                                 UNAUDITED
PER SHARE DATA
Net Asset Value -- Beginning of Period             $  1.00          $  1.00         $  1.00
==============================================================================================
INCOME AND DISTRIBUTIONS FROM
  INVESTMENT OPERATIONS
NET INVESTMENT INCOME EARNED AND
  DISTRIBUTED TO SHAREHOLDERS(b)                      0.00             0.01            0.03
==============================================================================================
Net Asset Value -- End of Period                   $  1.00          $  1.00         $  1.00
==============================================================================================

TOTAL RETURN(c)                                      0.29%(d)         1.07%           2.96%(d)

RATIOS
Net Assets -- End of Period ($000 Omitted)         $   534          $   409         $    63
Ratio of Expenses to Average Net Assets(e)(f)        0.61%(d)         1.52%           1.82%(g)
Ratio of Net Investment Income to Average
  Net Assets(f)                                      0.29%(d)         0.87%           2.99%(g)

(a)  From August 25, 2000, since inception of Class, to May 31, 2001.

(b)  Net Investment  Income Earned and  Distributed to  Shareholders  aggregated less than $0.01 on a per share basis for the six months ended  November 30, 2002.

(c)  The applicable CDSC fees are not included in the Total Return calculation.

(d)  Based  on  operations  for  the  period  shown  and,  accordingly,  is  not representative of a full year.

(e)  Ratio is based on Total  Expenses of the Class,  less Expenses  Absorbed by Investment Adviser, which is before any expense offset arrangements (which may include custodian fees).

(f)  Various expenses of the Class were voluntarily  absorbed by IFG for the six months ended November
     30, 2002, the year ended May 31, 2002 and the period ended May 31, 2001.  If such  expenses had not been  voluntarily  absorbed, ratio of expenses to average  net assets  would have been 0.91%,
     1.65% and 1.89% (annualized), respectively, and ratio of net investment income (loss) to average
     net assets would  have  been   (0.01%),   0.74%  and  2.92% (annualized), respectively.

(g)  Annualized

FINANCIAL HIGHLIGHTS

CASH RESERVES FUND -- CLASS C
---------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                SIX MONTHS                                PERIOD
                                                     ENDED                                 ENDED
                                               NOVEMBER 30         YEAR ENDED MAY 31      MAY 31
---------------------------------------------------------------------------------------------------
                                                      2002         2002         2001        2001(a)
                                                 UNAUDITED
PER SHARE DATA
Net Asset Value -- Beginning of Period             $  1.00      $  1.00      $  1.00     $  1.00
===================================================================================================
INCOME AND DISTRIBUTIONS FROM
  INVESTMENT OPERATIONS
NET INVESTMENT INCOME EARNED AND
  DISTRIBUTED TO SHAREHOLDERS(b)                      0.00         0.01         0.04        0.01
===================================================================================================
Net Asset Value -- End of Period                   $  1.00      $  1.00      $  1.00     $  1.00
===================================================================================================

TOTAL RETURN(c)                                      0.23%(d)     0.96%        4.43%       1.36%(d)

RATIOS
Net Assets -- End of Period ($000 Omitted)         $39,850      $52,233      $14,774     $4,186
Ratio of Expenses to Average Net Assets(e)(f)        0.65%(d)     1.44%        1.64%      1.54%(g)
Ratio of Net Investment Income to Average Net
  Assets(f)                                          0.26%(d)     1.03%        4.07%      4.73%(g)

(a)  From February 15, 2000, since inception of Class, to May 31, 2000.

(b)  Net Investment  Income Earned and  Distributed to  Shareholders  aggregated less than $0.01 on a per share basis for the six months ended  November 30, 2002.

(c)  The applicable CDSC fees are not included in the Total Return calculation.

(d)  Based  on  operations  for  the  period  shown  and,  accordingly,  is  not representative of a full year.

(e)  Ratio is based on Total  Expenses of the Class,  less Expenses  Absorbed by Investment Adviser, if applicable,  which is before any  expense  offset arrangements (which may include custodian fees).

(f)  Various expenses of the Class were voluntarily  absorbed by IFG for the six months ended November 30,
     2002 and the year ended May 31,  2002.  If such expenses had not been  voluntarily  absorbed,  ratio of expenses to average net assets would have been 1.00% and 1.77%, respectively,  and ratio of net investment  income (loss) to average net assets would have been (0.09%) and 0.70%, respectively.

(g)  Annualized

FINANCIAL HIGHLIGHTS

TAX-FREE MONEY FUND -- INVESTOR CLASS
-----------------------------------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                             SIX MONTHS
                                                  ENDED
                                            NOVEMBER 30                          YEAR ENDED MAY 31
-----------------------------------------------------------------------------------------------------------------------------
                                                   2002          2002          2001          2000          1999          1998
                                              UNAUDITED
PER SHARE DATA
Net Asset Value -- Beginning of Period         $   1.00      $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
=============================================================================================================================
INCOME AND DISTRIBUTIONS FROM
  INVESTMENT OPERATIONS
NET INVESTMENT INCOME EARNED AND
  DISTRIBUTED TO SHAREHOLDERS(a)                   0.00          0.01          0.03          0.03          0.03          0.03
==============================================================================================================================
Net Asset Value -- End of Period               $   1.00      $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
==============================================================================================================================

TOTAL RETURN                                      0.34%(b)      1.22%         3.22%         2.86%         2.63%         3.03%

RATIOS
Net Assets -- End of Period ($000 Omitted)     $ 30,700      $ 32,138      $ 36,055      $ 40,396      $ 50,697      $ 54,801
Ratio of Expenses to Average Net Assets(c)(d)     0.43%(b)      0.85%         0.86%         0.87%         0.77%         0.76%
Ratio of Net Investment Income to Average Net
  Assets(d)                                       0.34%(b)      1.21%         3.16%         2.82%         2.61%         3.01%

(a)  Net Investment  Income Earned and  Distributed to  Shareholders  aggregated less than $0.01 on a per share basis for the six months ended  November 30, 2002.

(b)  Based  on  operations  for  the  period  shown  and,  accordingly,  is  not representative of a full year.

(c)  Ratio is based on Total  Expenses of the Class,  less Expenses  Absorbed by Investment Adviser,  which is before any expense offset arrangements (which may include custodian fees).

(d)  Various expenses of the Class were voluntarily  absorbed by IFG for the six months  ended  November  30, 2002 and the years ended May 31,  2002,  2001, 2000,  1999 and 1998. If such expenses had not been  voluntarily  absorbed, ratio of  expenses  to average  net assets  would have been  0.56%,  1.14%, 1.17%,  1.11%, 1.02% and 1.06%, respectively,  and ratio of net investment income to average net assets would have been 0.21%,  0.92%,  2.85%,
     2.58%, 2.36% and 2.71%, respectively.

FINANCIAL HIGHLIGHTS

U.S. GOVERNMENT MONEY FUND - INVESTOR CLASS
-----------------------------------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                             SIX MONTHS
                                                  ENDED
                                            NOVEMBER 30                          YEAR ENDED MAY 31
-----------------------------------------------------------------------------------------------------------------------------
                                                   2002          2002          2001          2000          1999          1998
                                              UNAUDITED
PER SHARE DATA
Net Asset Value -- Beginning of Period         $   1.00      $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
=============================================================================================================================
INCOME AND DISTRIBUTIONS FROM
  INVESTMENT OPERATIONS
NET INVESTMENT INCOME EARNED AND
  DISTRIBUTED TO SHAREHOLDERS(a)                   0.00          0.02          0.05          0.05          0.04          0.05
=============================================================================================================================
Net Asset Value -- End of Period               $   1.00      $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
=============================================================================================================================

TOTAL RETURN                                      0.46%(b)      1.67%         5.24%         4.74%         4.36%         4.74%

RATIOS

Net Assets -- End of Period ($000 Omitted)     $ 77,497      $ 75,720      $ 75,380      $ 86,060      $ 91,509      $ 73,918
Ratio of Expenses to Average Net Assets(c)(d)     0.43%(b)      0.85%         0.86%         0.86%         0.86%         0.87%
Ratio of Net Investment Income to Average
  Net Assets(d)                                   0.46%(b)      1.65%         5.10%         4.63%         4.28%         4.72%

(a)  Net Investment Income Earned and Distributed to Shareholders aggegated less than $0.01 on a per share basis for the six months ended November 30, 2002.

(b)  Based  on  operations  for  the  period  shown  and,  accordingly,  is  not representative of a full year.

(c)  Ratio is based on Total  Expenses of the Class,  less Expenses  Absorbed by Investment Adviser,  which is before any expense offset arrangements (which may include custodian fees).

(d)  Various expenses of the Class were voluntarily  absorbed by IFG for the six months  ended  November  30, 2002 and the years ended May 31,  2002,  2001, 2000,  1999 and 1998. If such expenses had not been  voluntarily  absorbed, ratio of  expenses  to average  net assets  would have been  0.55%,  1.04%, 1.18%,  1.16%, 1.08% and 1.12%, respectively,  and ratio of net investment income to average net assets would have been 0.34%,  1.46%,  4.78%,  4.33%,
     4.06% and 4.47%, respectively.

[INVESCO ICON] INVESCO(R)


1-800-525-8085
Personal Account Line: 1-800-424-8085
Advisor Services: 1-800-6-INVESCO
invescofunds.com

INVESCO Distributors, Inc., (SM) Distributor
Post Office Box 173706
Denver, Colorado 80217-3706

This information must be preceded or accompanied by a current prospectus.

SMF 900411    1/03